Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Vessels, net	$ 125,411	$ 100,557
Advances for vessel purchase	39,419	47,246
Office furniture and equipment	111	85
Right of use asset	26	182
Restricted cash	2,905	3,530
Fair value of derivative financial instruments	484	495
Other non-current assets	10	10
Total non-current assets	168,366	152,105
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	776	808
Trade receivables, net	112	1,151
Inventories	856	1,256
Prepayments and other assets	3,372	1,789
Restricted cash	700	90
Cash and cash equivalents	70,765	74,202
Total current assets excluding assets held for sale	76,581	79,296
Assets held for sale	11,368	0
Total current assets	87,949	79,296
TOTAL ASSETS	256,315	231,401
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(105,538)	(108,518)
Total equity	178,950	175,970
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	62,449	45,759
Finance liabilities, net of current portion	2,718	0
Provision for staff retirement indemnities	203	171
Total non-current liabilities	65,370	45,930
CURRENT LIABILITIES
Current portion of long-term borrowings	7,056	6,500
Current portion of finance liabilities	82	0
Trade accounts payable	676	362
Accrued liabilities and other payables	3,603	1,763
Current portion of lease liabilities	18	188
Deferred revenue	560	688
Total current liabilities	11,995	9,501
TOTAL LIABILITIES	77,365	55,431
TOTAL EQUITY AND LIABILITIES	$ 256,315	$ 231,401